Segment Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	$ 67,414	$ 62,932	$ 71,774
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	66,779	61,955	70,647
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	$ 635	$ 977	$ 1,127